 As Filed with the Securities and Exchange Commission On September 15, 2000


                                              File Nos. 333-60789 and 811-08941

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                       Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 5 (X)
                                     and/or



                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 9 (X)


                             THE VANTAGEPOINT FUNDS
               (Exact Name of Registrant as Specified in Charter)

        777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
              (Address of Principal Executive Offices) (Zip Code)

                                 (202) 962-4621
              (Registrant's Telephone Number, Including Area Code)

                          Paul F. Gallagher, Secretary
                     777 North Capitol Street, NE, Ste. 600
                              Washington, DC 20002
               (Name and Address of Agent for Service of Process)

                                   Copies to:




It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b) of rule 485
----
     on (date) pursuant to paragraph (b)(1)(v) of rule 485
----
     60 days after filing pursuant to paragraph (a)(1) of rule 485
----
     on (date) pursuant to paragraph (a)(1) of rule 485
----
 X   75 days after filing pursuant to paragraph (a)(2) of rule 485
----
     on (date) pursuant to paragraph (a)(2) of rule 485
----


If appropriate, check the following box:
     This post-effective amendment designates a new effective date for a
----     previously-filed post-effective amendment.

                             THE VANTAGEPOINT FUNDS
                                   PROSPECTUS

                                DECEMBER 1, 2000

The Vantagepoint Funds is a no-load diversified open-end management investment company. The Vantagepoint Funds operates as a "series" investment company offering nineteen distinct investment portfolios (the "Funds"), each Fund having different investment objectives.

This prospectus gives you information about six of the Vantagepoint Funds that you should know before investing. You should read this prospectus carefully and retain it for future reference. It contains important information, including how each Fund invests and the services available to shareholders.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           [VANTAGEPOINT FUNDS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY                                      1
  The Funds                                  1

FEE TABLES                                   4

INVESTMENT OBJECTIVES AND POLICIES           7

RISKS OF INVESTING IN THE FUNDS             12
  Investment Limitations                    13

MANAGEMENT OF THE FUNDS                     13
  Directors and Officers                    15

SHAREHOLDER INFORMATION                     16
  Share Accounting for All Funds            16
  Valuation of Funds                        16
  Reinvestment of Earnings                  16
  Pricing and Timing of Transactions        16
  Reporting to Investors                    17

PURCHASES, EXCHANGES AND REDEMPTIONS        17
  Purchases                                 17
  Purchases by Employee Benefit Plans       17
  Exchanges and Allocations Among
    Funds                                   18
  Exchanges by Telephone                    18
  VantageLine                               18
  VantageLink                               18
  Purchases by IRA Investors                19

DISTRIBUTION ARRANGEMENTS                   19

TAXATION                                    20

SUMMARY -- INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------

A summary of the investment objectives, principal investment strategies (including the types of securities held in each Fund) and principal risks of investing in the Funds is set forth below.

Common Risks--Certain underlying Funds of the Model Portfolio Funds invest primarily in common stocks, and are subject to all of the general market risks of investing in the stock market. Stock markets tend to move in cycles with periods of rising prices and periods of falling prices. General market risk is
discussed in greater detail on page   . To the extent that a particular
underlying Fund is managed according to a specific style, it is subject to the risk that other investment styles may outperform its style. To varying degrees, all of the Funds entail the risk that an investor may lose money.

Performance--The Savings Oriented, Conservative Growth, Traditional Growth and Long-Term Growth Funds are patterned on, have the same investment objectives, asset allocation program, and are operated in substantially the same fashion, as certain funds that have been offered through the ICMA Retirement Trust (the "Trust"), an unregistered commingled fund that holds and invests the assets of public sector retirement plans.

THE FUNDS
--------------------------------------------------------------------------------

INCOME PRESERVATION FUND

Investment Objective--To offer a high level of current income while preserving principal and limiting fluctuations in the Fund's net asset value per share.

Principal Strategy--To invest in liquid short-term fixed income securities and other high quality debt instruments.

Principal Risks--The Fund is subject to the general risks associated with the price fluctuations of fixed income securities, as well as the risk that the wrapper agreements that it purchases (see p*) will fail to limit fluctuations in the Fund's net asset value.

THE MODEL PORTFOLIO FUNDS

The Model Portfolio Funds invest in certain other Vantagepoint Funds rather than investing directly in a portfolio of securities. Each Model Portfolio is diversified among various asset classes and each reflects a different degree of potential risk and reward.

Investment Risks--The proportionate amount invested by a Model Portfolio Fund in each underlying Fund is exposed to the same risks of that underlying Fund. For example, the portion of a Model Portfolio Fund that is invested in the Vantagepoint Growth Fund bears the risks of an investment in that Fund.

Asset Allocation--The allocation of each Model Portfolio Fund among asset classes has been established by Vantagepoint Investment Advisers LLC ("VIA") in its capacity as investment adviser to the Fund, under the supervision of the Board of Directors.

Modifications to the Underlying Funds--Any changes made in the underlying Funds, such as changes in investment objectives, may affect the performance of the Model Portfolio Funds that invest in the underlying Funds. VIA may alter the asset allocation or Fund-level allocation of a Model Portfolio Fund at its discretion.

Rebalancing--If one component of a particular Model Portfolio Fund outperforms another component over any given time period, the Model Portfolio Fund will become "out of balance." For example, if the stock component of a Model Portfolio Fund outperforms the bond portion, the allocation of the stock portion will increase beyond the predetermined allocation. A material change in the predetermined allocation could affect both the level of risk and the potential for gain or loss.

VIA monitors the performance and underlying Fund allocation of each Model Portfolio Fund. From time to time, it will be necessary to transfer assets from one underlying Fund to another in order to rebalance the Model Portfolio Fund. It is expected that such rebalancing will occur not less frequently than quarterly.

Performance Information--The bar chart and the performance information following the description of each Fund illustrate the risks and volatility of an investment in that Fund. The past performance of a Fund does not necessarily indicate how the Fund will perform in the future.

The periods prior to December 1, 2000, when the Savings Oriented, Conservative Growth, Traditional Growth and Long-Term Growth Funds began operating, represent the performance of a commingled fund that had the same investment objectives, asset allocation program and policies and was advised by an affiliate of the Fund's adviser. This performance has been adjusted to reflect current expenses of each Fund. The commingled fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Funds. If it had been, the performance of the commingled funds could have been lower.

The Model Portfolio Funds and their respective investment objectives and performance history are as follows:

ALL-EQUITY GROWTH FUND

Investment objective--To offer long-term capital growth.

Principal Strategy--To invest in the following Vantagepoint Funds in the percentages indicated: Equity Income Fund (15 percent), Growth & Income Fund (20 percent), Growth Fund (25 percent), the Aggressive Opportunities Fund (20 percent), and the International Fund (20 percent).

LONG-TERM GROWTH FUND

Investment objective--To offer long-term capital growth.

Principal Strategy--To invest in the following Vantagepoint Funds in the percentages indicated: Core Bond Index Fund (20 percent), Equity Income Fund (10 percent) Growth & Income Fund (20 percent), Growth Fund (20 percent), the International Fund (10 percent), Overseas Equity Index (5 percent), and the Aggressive Opportunities Fund (15 percent).

Performance Information--The bar chart shows changes in the performance of the Long-Term Growth Fund's shares from year to year.

Long-Term Growth Fund

 BEST QUARTER         WORST QUARTER

                               Performance Table

1 Year       3 Year
------       ------

TRADITIONAL GROWTH FUND

Investment objective--To offer moderate capital growth and a reasonable level of current income.

Principal strategy--To invest in the following Vantagepoint Funds in the percentages indicated: Income Preservation Fund (30 percent), Core Bond Index Fund (10 percent), the Equity Income Fund (10 percent), the Growth & Income Fund (15 percent), the Growth Fund (15 percent), the International Fund (10 percent), and the Aggressive Opportunities Fund (10 percent).

Performance Information--The bar chart shows changes in the performance of the Traditional Growth Fund from year to year.

[TRADITIONAL GROWTH FUND GRAPH]

 BEST QUARTER         WORST QUARTER

 Performance Table

1 Year       3 Year
------       ------

CONSERVATIVE GROWTH FUND

Investment objective--reasonable current income and conservation of principal, with a modest emphasis on the potential for capital growth.

Principal strategy--To invest in the following Vantagepoint Funds in the percentages indicated: Income Preservation Fund (50 percent), Growth & Income Fund (10 percent), the Equity Income Fund (10 percent), the Growth Fund (10 percent), the Core Bond Index Fund (10 percent), Aggressive Opportunities Fund (5 percent) and the International Fund (5 percent).

Performance Information--The bar chart shows changes in the performance of the Conservative Growth Fund from year to year.

[CONSERVATIVE GROWTH FUND GRAPH]

 BEST QUARTER         WORST QUARTER

 Performance Table

1 Year       3 Year
------       ------

SAVINGS ORIENTED FUND

Investment objective--preservation of principal, reasonable current income and growth of principal with limited risk.

Principal Strategy--to invest in the following Vantagepoint Funds in the percentages indicated: Income Preservation Fund (65 percent), the Equity Income Fund (10 percent), the Growth & Income Fund (10 percent), the U.S. Treasury Securities Fund (10 percent), and the International Fund (5 percent).

Performance Information--The bar chart shows changes in the performance of the Savings Oriented Fund from year to year.

[SAVINGS ORIENTED FUND GRAPH]

 BEST QUARTER         WORST QUARTER

 Performance Table

1 Year       3 Year
------       ------

FEE TABLES
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS

The purpose of the following tables is to assist you in understanding the various costs that you, as a shareholder, will bear directly or indirectly in connection with an investment in one or more of the Vantagepoint Funds.

As you can see in the first table, you do not pay transaction fees of any kind when you buy, sell, or exchange your shares.

SHAREHOLDER TRANSACTION EXPENSES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

MAXIMUM SALES CHARGE (LOAD) IMPOSED
  ON PURCHASES                       NONE
MAXIMUM DEFERRED SALES CHARGE
  (LOAD)                             NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED
  ON REINVESTED DIVIDENDS (AND
  OTHER DISTRIBUTIONS)               NONE
REDEMPTION FEE                       NONE
EXCHANGE FEE                         NONE
MAXIMUM ACCOUNT FEE                  NONE

The second table shows the annual operating expenses you may pay if you buy and hold shares of a Fund. These expenses, calculated as a percentage of average net assets, are deducted from Fund assets, and their effect is factored into any quoted share price or investment return.

                         ANNUAL FUND OPERATING EXPENSES
                          (Deducted From Fund Assets)

                                     ADVISORY   SUBADVISER    OTHER      TOTAL
               FUNDS                   FEE       EXPENSE     EXPENSES   EXPENSES
               -----                 --------   ----------   --------   --------
INCOME PRESERVATION                   0.10%            **           **        **

MODEL PORTFOLIOS
----------------
ALL EQUITY GROWTH                     0.10%         N/A             ***       ***
LONG-TERM GROWTH                      0.10%         N/A             **        ***
TRADITIONAL GROWTH                    0.10%         N/A             **        ***
CONSERVATIVE GROWTH                   0.10%         N/A             ***       ***
SAVINGS ORIENTED                      0.10%         N/A             **        ***

 ** Amounts shown are equivalent to the total expenses that will be paid by
    Class II shareholders. Please see page   for the eligibility criteria for
    Class II shares.
*** Other than the advisory fee set forth above, the Model Portfolios do not incur direct operating expenses. However, shareholders in those Funds bear indirectly the expenses of the underlying Vantagepoint Funds in which they invest. The expense figure in this column is an estimate of this indirect expense, based upon each underlying Fund's current expense ratio.

EXAMPLE

This example is intended to help you compare the cost of investing in the Vantagepoint Funds with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              Funds                 1 yr   3 yrs
              -----                 ----   -----
INCOME PRESERVATION FUND            $   *  $    *

Model Portfolios
ALL EQUITY GROWTH                   $   *  $    *
LONG-TERM GROWTH                    $   *  $    *
TRADITIONAL GROWTH                  $   *  $    *
CONSERVATIVE GROWTH                 $   *  $    *
SAVINGS ORIENTED                    $   *  $    *

** Amounts shown are equivalent to the total expenses that will be paid by Class
   II shareholders. Please see page 28 for the eligibility criteria for Class II shares.

If you are investing through another financial institution or a retirement account, you may be subject to additional fees or expenses, such as plan administration fees. For more information, please refer to the program materials of that financial institution or retirement account for any special provisions, additional service features, or fees and expenses that may apply to your investment in a Fund.

INVESTMENT POLICIES,
INVESTMENT OBJECTIVES,
PRINCIPAL INVESTMENT STRATEGIES,
AND RELATED RISKS
--------------------------------------------------------------------------------

The Funds are managed by their investment adviser, Vantagepoint Investment Advisers, LLC ("VIA"). VIA employs a "multi-management" strategy in which it evaluates, selects, and monitors one or more subadvisers for certain Funds. VIA shall supervise and direct the Income Preservation Fund's investments.

A multi-management strategy seeks to improve consistency of return over time by eliminating reliance on the results of a single subadviser. Therefore, where advantageous, VIA allocates Fund assets among multiple subadvisers with distinct and complementary investment strategies.

To construct a multi-managed Fund, VIA begins by identifying investment strategies that are compatible with a Fund's objective. Next, VIA identifies individual subadvisers who have demonstrated expertise in the consistent execution of a specific investment strategy, and who complement the strategies of other potential subadvisers. Selected subadvisers are then integrated within a single Fund in weights that are expected to optimize return relative to risk. Because each subadviser selects securities that reflect its specific investment strategy, a multi-managed portfolio may be more diversified than any individual subadviser's portfolio.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------------------------

The Funds have adopted certain investment policies and limitations. Those designated as "fundamental" in this prospectus or in the Statement of Additional Information cannot be changed without shareholder approval. Others may be changed at the discretion of the Board of Directors.

The descriptions that follow are designed to help you choose the Funds that best fit your investment objectives and tolerance for risk.

INCOME PRESERVATION FUND

General Description and Goals--The Income Preservation Fund seeks to provide investors with a high level of current income while preserving principal and limiting fluctuations in the Fund's net asset value per share.

Investment Strategy--To invest in liquid short-term fixed income securities, such as money market instruments, that a rating agency has rated in one of its top two short-term ratings categories; and other debt instruments. Such securities may include U.S. Government and Agency securities, mortgage-backed securities, asset-backed securities, and corporate securities. Average duration of the Fund will normally range from 1.5 years to 4 years.

The Fund will seek to limit fluctuations in its net asset value ("NAV") by purchasing wrapper agreements from financial institutions such as insurance companies and banks ("wrap providers") that a rating agency has rated in one of its top two ratings categories. While not designed to fix the Fund's NAV at $1.00 per share like a money market fund, the wrapper agreements are expected to enable the Fund to limit fluctuations in its NAV. It is expected that the Fund will produce a higher rate of return than would a money market fund. However, there is no guarantee of a higher rate of return, nor is there a guarantee that the wrapper agreements will in fact stabilize the NAV.

Investment Risks--The Fund is subject to the general risks associated with price fluctuations of fixed income securities, as well as to the risk that the wrapper agreements it purchases will fail to achieve the goal of limiting fluctuations in the Fund's NAV. Wrap providers do not generally assume the credit risk associated with fixed income securities. Therefore, if the issuer of a security defaults on payment of principal or interest or has its credit rating downgraded, the Fund may have to sell such security quickly and at a price that may not reflect its current value, and the wrapper agreements generally will not shield the Fund from any resultant loss.

The Fund is also exposed to the risk that a wrap provider may have its credit rating lowered, which would require the Fund to seek other suitable wrapper arrangements, which may not be readily available, or that a wrap provider may default on its obligations altogether.

Criteria for selecting wrap providers include factors such as asset quality, both present and potential; capital adequacy; product mix; profitability; and competence of senior management. Also taken into consideration are ratings as to "claims paying ability" available through the major independent rating services (Moody's and Standard & Poor's).

Investment Subadvisers--The Fund is managed by multiple Subadvisers:

Wellington Management Company, LLP (Boston, Massachusetts) serves as a subadviser to the Fund. Paul Kaplan serves as portfolio manager and has 23 years of investment experience. Wellington pursues a value-added bond management strategy focused on security selection within traditional bond sectors.

Payden & Rygel (Los Angeles, California) serves as a subadviser to the Fund. Brian Matthews serves as portfolio manager and has 20 years of investment experience. Payden & Rygel pursues a value-added cash management approach.

Pacific Investment Management Co. ("PIMCO") (Newport Beach, California) serves as subadviser to the Fund. William Gross and John Hague serve as portfolio managers. Both have over 20 years of investment experience. PIMCO pursues a value-added bond management strategy, focused on traditional sector and security selection.

ALL-EQUITY GROWTH FUND

Investment Objective--To offer high long-term capital growth.

Investment Allocation, Strategy and Portfolio Management--The All-Equity Growth Fund is comprised of investments in the Equity Income Fund (15 percent), Growth & Income Fund (25 percent), Growth Fund (20 percent), the Aggressive Opportunities Fund (20 percent), and the International Fund (20 percent). The All-Equity Growth Fund has a 100 percent allocation to underlying Funds that invest primarily in stocks. This high allocation can result in considerable growth in capital, but also involves risk of loss in the event of adverse developments. This Portfolio Fund can be expected to have the same degree of volatility as the stock market.

The Funds' assets are allocated among Funds that invest in large-, medium-, and small-company stocks in both the U.S. and abroad. The Equity Income Fund uses value-style managers who focus on larger, dividend-paying U.S. corporations. The Growth & Income Fund uses a combination of value-, core- and growth-style managers, who seek capital appreciation and dividend income from larger companies. The Broad Market Index Fund provides exposure to the broadest range of U.S. stocks. The Growth Fund uses growth- and core-style managers who seek capital appreciation from investment in large-, medium- and small-sized growth companies. The Aggressive Opportunities Fund uses aggressive stock managers who seek high capital appreciation by investing primarily in smaller companies. The International Fund uses value-, core- and growth-style managers who seek capital appreciation from non-U.S. stocks. The Overseas Equity Index Fund provides exposure to a broadly diversified portfolio of stocks in non-U.S., developed countries.

Suitability for Investors--The 100 percent allocation to stocks and the inclusion of higher risk strategies means this Portfolio Fund should be considered an aggressive investment. It may be suitable if you intend to invest for the long term (10 years or more), are seeking to maximize principal growth, and are willing to accept short-term losses, which may be substantial, in the expectation that those losses may be recovered over longer investment periods.

LONG-TERM GROWTH FUND

Investment Objective--To offer long-term growth.

Investment Allocation Strategy and Portfolio Management--The Long-Term Growth Fund is comprised of investments in the Core Bond Index Fund (20 percent), Equity Income Fund (10 percent), Growth & Income Fund (20 percent), Growth Fund (20 percent), the International Fund (10 percent), Overseas Equity Index (5 percent), and the Aggressive Opportunities Fund (15 percent). The Long-Term Growth Fund has an 80 percent allocation to underlying Funds that invest primarily in stocks. This allocation can result in considerable growth in capital, but also involves risk of loss in the event of adverse developments.

Within the allocation to Funds that invest in stocks, assets are divided among six underlying Funds: The Growth Fund, which emphasizes medium-sized growth companies; the Growth & Income Fund, which seeks growth and current income; the Aggressive Opportunities Fund, which invests primarily in small-capitalization companies, the International Fund and the Overseas Equity Index Fund, which further diversify the Fund's investment exposure; and the Broad Market Index Fund, which provides continuous exposure to the broadest available range of stocks in the U.S.

The 20 percent fixed-income portion of the Fund is allocated to the Core Bond Index Fund, which adds yield and reduces the impact of short-term price volatility in the portion of the Fund allocated to stock funds. It also offers the Fund an opportunity to participate in changes in interest rates through investment in high-quality bonds.

Suitability for Investors--The sizable allocation to stocks and the emphasis on growth stocks mean this Fund should be considered an aggressive investment. It may be suitable if you intend to invest for the long term (10 years or more), are seeking to maximize principal growth, and are willing to accept short-term losses, which may be substantial, in the expectation that those losses may be recovered over longer investment periods.

TRADITIONAL GROWTH FUND

Investment Objectives--To offer moderate capital growth and reasonable current income.

Investment Allocation Strategy and Portfolio Management--The Traditional Growth Fund is comprised of investments in the Income Preservation Fund (30 percent), Core Bond Index Fund (10 percent), the Equity Income Fund (10 percent), the Growth & Income Fund (15 percent), the Growth Fund (15 percent), the International Fund (10 percent), and the Aggressive Opportunities Fund (10 percent). The Traditional Growth Fund's asset allocation is based on the traditional definition of a balanced portfolio, with 60 percent allocated to stocks and 40 percent to fixed income. This asset mix is designed to provide the benefit of the higher returns expected from stocks while the income generated by fixed-income securities should dampen Fund volatility.

The equity allocation is broadly diversified among large-, medium-, and small-company stocks in both the U.S. and abroad. The 15 percent invested in the Equity Income Fund focuses on large, dividend-paying U.S. corporations. The remaining 35 percent stock position is allocated to more aggressive investments such as the Growth Fund, which emphasizes medium-sized companies, the Aggressive Opportunities Fund, which invests in smaller companies and the Growth & Income Fund, which seeks growth and current income. The International Fund adds a final level of diversification and opportunity for growth in principal.

The fixed-income portion of the Fund is anchored by a substantial position in the Income Preservation Fund, which typically provides a consistent and predictable yield with no fluctuations in price. The allocation to the Core Bond Index Fund may provide a higher yield and broad access to the bond market, but includes more volatility than an investment exclusively in the Income Preservation Fund.

Suitability for Investors--With more than half of the fund invested in stocks, including growth stocks, a moderate level of volatility should be expected. This Fund may be suitable if you wish to participate in the returns expected from stocks but also want to maintain the predictability obtained from a significant investment in the Income Preservation Fund. This Fund could be appropriate if you intend to invest for the intermediate or longer term.

CONSERVATIVE GROWTH FUND

Investment Objective--

To offer reasonable current income and conservation of principal, with a modest emphasis on the potential for capital growth in principal.

Investment Allocation, Strategy and Portfolio Management--The Conservative Growth Fund is comprised of investments in the Income Preservation Fund (50 percent), Growth & Income Fund (10 percent), the Equity Income Fund (10 percent), the Growth Fund (10 percent), the Core Bond Index Fund (10 percent), Aggressive Opportunities Fund (5 percent) and the International Fund (5 percent). This Fund has a moderately conservative asset allocation favoring current income enhanced with the potential for growth. It attempts to accomplish this by distributing assets between fixed-income investments (60 percent), the Income Preservation Fund component of which provides a consistent and predictable yield, and equities (40 percent), which provide the potential for greater growth

The assets are further diversified within the two main asset categories. On the fixed-income side, the stable value Income Preservation Fund and the Core Bond Index Fund complement each other by attempting to provide stable returns, consistent income, and broad access to the bond market. This combination offers the potential for a higher yield, but with more volatility, than an investment exclusively in the PLUS fund.

The Growth Fund and the Growth & Income Fund add the potential for growth in the stock portion of the Fund. However, the Fund maintains a conservative portfolio profile through its emphasis on large, dividend-paying companies in the Equity Income Fund. International equities add diversification to the Fund and provide the potential for additional growth.

Suitability for Investors--The Conservative Growth Fund may be a suitable investment if you seek a fairly predictable current income but also desire the opportunity for higher returns without high volatility. Although less than half the Fund is invested in stocks, you should be willing to accept short-term fluctuations in the value of your investment. This Fund could be appropriate if you intend to invest for the intermediate term.

SAVINGS ORIENTED FUND

Investment Objectives--To offer preservation of principal, reasonable current income, and some growth in principal with minimal risk.

Investment Allocation, Strategy and Portfolio Management--The Savings Oriented Fund is designed to pursue conservation of principal, reasonable current income, and modest profits without undue risk. It attempts to achieve those objectives by emphasizing stable value and bond (fixed-income) investments (75 percent), with the remainder invested in Funds featuring holdings in large company stocks (20 percent) and international equities (5 percent). The Savings Oriented Fund is comprised of investments in the Income Preservation Fund (65 percent), the Equity Income Fund (10 percent), the Growth & Income Fund (10 percent), the U.S. Treasury Securities Fund (10 percent), and the International Fund (5 percent).

While the principal objective of the Fund is income and preservation of principal, exposure to U.S. Treasury and Agency securities will cause net asset value to fluctuate somewhat in response to changes in interest rates. The exposure to stocks should provide slightly better protection against inflation than would a fund consisting only of stable value and fixed-income securities. Diversification among the three investments of marketable securities in the underlying Funds' dividend-paying stocks of large companies, Treasury securities, and international equities will result in short-term fluctuations in the net asset value of the fund.

Suitability for Investors--The Savings Oriented Fund may be appropriate if you are seeking to preserve principal with some opportunity for inflation protection and growth. The Fund may be suitable if you have a low tolerance for price fluctuations and/or if you wish to invest for the short term. If you are especially averse to price fluctuations, please refer to the description of the Income Preservation Fund.

RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

The following is a description of one or more of the risks that you will face as an investor in the Funds. The underlying Vantagepoint Funds of the Model Portfolios are subject to a number of risks that may affect the value of their shares and therefore, impact the Model Portfolios. It is important to keep in mind one of the main axioms of investing: the higher the potential reward, the higher the risk of losing money. The reverse is also generally true: the lower the potential reward, the lower the risk.

I. STOCK MARKET RISK

Market risk is the possibility that stock prices overall will decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Although the U.S. stock market has risen substantially in recent years, this trend is not indicative of the market's overall history.

To illustrate the volatility of the U.S. stock market, the following table shows the best, worst and average total returns for the U.S. stock market over various time periods as measured by the S&P 500 Index.

                    Average Annual U.S. Stock Market Returns
                                  (1926-1999)

                       1 year   5 years   10 years   20 years
                       ------   -------   --------   --------
BEST                   52.99%    28.55%    20.06%     17.87%
WORST                  -43.34%  -12.47%    -0.89%      3.11%

AVERAGE                13.28%    10.99%    11.13%     11.18%

Keep in mind that the S&P 500 Index tracks mainly large-capitalization stocks. Other groupings of stocks are likely to carry different degrees of volatility. For example, small-capitalization stocks, as a group, have historically exhibited greater short-term volatility than that of the S&P 500 Index. All of the Funds except the Money Market Fund, the U.S. Treasury Securities Fund and the Core Bond Index Fund are subject to some level of stock market risk.

Foreign securities are subject to the same market risks as U.S. securities, such as general economic conditions and company and industry prospects. However, foreign securities involve additional risk of loss due to political, economic, legal, regulatory, operational and currency conversion and pricing factors affecting investment in the securities of foreign businesses or governments. These risk factors may be even more prevalent in emerging markets. Foreign securities are also subject to the risks associated with the value of foreign currencies. A decline in the value of foreign currency vs. the U.S. dollar reduces the dollar value of securities denominated in that currency. The International Fund and the Overseas Equity Index Fund are subject to these risks. The Aggressive Growth, Growth, Growth & Income and Equity Income Funds may invest a limited portion of their respective assets in foreign securities, and would be subject to these risks to the extent of such investment.

II. BOND MARKET RISK

Bonds also experience market risk, which is primarily attributable to changes in interest rates. The general rule is that if INTEREST RATES rise, bond prices will fall. The reverse is also true: if interest rates fall, bond prices will generally rise. These rules apply to government securities as well as to corporate securities.

A bond with a longer MATURITY (or a bond fund with a longer average maturity) will be more volatile than shorter term bonds. The U.S. Treasury Securities Fund and the Core Bond Index Fund are both subject to this risk. Because of their extreme short-term nature, money market instruments carry little market risk.

Bonds and bond funds are also exposed to CREDIT risk, which is the possibility that the issuer of a bond will default on its obligation to pay interest and principal. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, have virtually no credit risk. Corporate bonds rated Baa or above, such as some of the bonds held by the Core Bond Index Fund, are generally considered to carry moderate credit risk. Corporate bonds rated lower than Ba are considered to have significant credit risk.

Of course, bonds with lower credit ratings generally pay a higher level of income to investors.

III. OBJECTIVE/STYLE RISK

All of the Funds are subject, in varying degrees, to objective risk, which is the possibility that returns from a specific type of security in which a Fund invests or the investment style of one or more of a Fund's subadvisers, or the investment adviser to the Master Portfolios with respect to the Index Funds, will trail the returns of the overall market.

In the past, different types of securities have experienced cycles of outperformance and underperformance in comparison to the market in general. Therefore, if you invest in a fund with a specific style you would be exposed to this risk.

IV. MANAGER RISK

Manager risk is the risk that one of the Funds' subadvisers will do a poor job of selecting securities and thus fail to meet the Fund's objectives. With respect to the Index Funds, there is a risk that Fund performance will deviate from that of the index. As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objective.

INVESTMENT LIMITATIONS
----------------------------------------------------

Each Fund has adopted certain limitations designed to reduce its exposure to specific situations. Some of these limitations are that a Fund will not:

(a) with respect to 75% of the value of its total assets, purchase the securities of any issuer (except obligations of the United States government and its instrumentalities and securities of other investment companies) if as a result the Fund would hold more than 10% of the outstanding voting securities of the issuer, or more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer;

(b) invest more than 25% of its assets in any one industry;

(c) borrow money except from banks for temporary or emergency purposes, and in no event in excess of 15% of the market value of its total assets.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

The investment adviser to the Vantagepoint Funds is VIA, whose offices are located at 777 North Capitol Street NE, Suite 600, Washington, DC 20002-4240. VIA provides its advisory services pursuant to an investment advisory agreement with the Vantagepoint Funds. VIA is a wholly-owned subsidiary of the ICMA Retirement Corporation (RC), which has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1983. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. RC's primary advisory client is the ICMA Retirement Trust, which was formed to commingle and invest the assets of the retirement plans administered by RC.

As investment adviser to the Funds, VIA continually monitors the performance of the subadvisers. VIA supervises and directs each Fund's investments. With respect to the Index Funds, VIA selects the Master Portfolios in which each Index Fund invests. The Funds have received an exemptive order from the SEC that allows VIA to change subadvisers with the approval of the Fund's Board of Directors and upon notice to shareholders.

Compensation for the investment management of the Funds is asset based, i.e., it consists of an annual percentage fee calculated based on average assets under management. The fee is paid out of Fund assets. The fees paid to VIA are as follows:

            Funds              Advisory Fee Paid
            -----              -----------------
INCOME PRESERVATION*                  .10%
ALL EQUITY GROWTH                     .10%
LONG-TERM GROWTH                      .10%
TRADITIONAL GROWTH                    .10%
CONSERVATIVE GROWTH                   .10%
SAVINGS ORIENTED                      .10%

*Consists of Advisory Fee plus the appropriate subadviser fee

The fees charged by each subadviser to the Income Preservation Fund can be found in the Statement of Additional Information under the heading "Investment Advisory and Other Services".

The subadvisers are retained on behalf of the Income Preservation Fund by VIA, and day-to-day discretionary responsibility for security selection and portfolio management rests with the subadvisers. VIA supervises and directs the Fund's investments. The responsibility for overseeing subadvisers rests with VIA's Investment Division, whose division head, Senior Vice President John Tobey, reports directly to Girard Miller, CFA, President of VIA.

Mr. Miller has over 16 years of experience in investment management, 6 years as Chief Executive Officer and President of RC. He holds a Political Economy degree from the University of Washington, a Masters in Economics from Wayne State University in Detroit, Michigan, and a Masters of Public Administration from Syracuse University, and is a Chartered Financial Analyst.

Mr. Tobey began his investment career in 1969. He assumed his current position with RC in January of 1998. From 1995 to 1998 Mr. Tobey served as President and Chief Executive Officer of Investment Directions, Inc., and from 1986 to 1994 he served as President of the Liberty Asset Management Company. He holds a BS degree in Finance from San Diego State University and an MBA degree from the Stanford Graduate School of Business.

The investment program and its performance are subject to overall supervision and periodic review by the Funds' Board of Directors.

The Directors and Officers of the Vantagepoint Funds, together with information as to present positions and their principal business occupations during the last five years, are shown below. Directors who are deemed to be "interested persons", as defined in the Investment Company Act of 1940, are indicated by an asterisk. The mailing address for the Directors and Officers of the Funds is 777 North Capitol St., NE, Ste. 600, Washington, D.C. 20002-4240.

                             DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                           Principal Occupations
  Name, Address      Position               During Past 5 years
  -------------     ----------   -----------------------------------------
George Bissell      Director     Chairman of Board
Boston, MA                       Keystone Group Funds
Donna Gilding       Director     Chief Investment Officer
New York, NY                     City of New York Pensions
Robert A. Bowman    Director     Chief Executive Officer, Outpost.com;
Westport, CT                     President, Chief Operating Officer and
                                 Director (1995-1998)
                                 Chief Financial Officer (1992-1995)
                                 ITT Corporation
                                 Formerly: State Treasurer State of
                                 Michigan
N. Anthony Calhoun  Director     Deputy Executive Director and
Chevy Chase, MD                  Chief Financial Officer
                                 Pension Benefit Guaranty Assoc.
Arthur Lynch        Director     Director of Finance
Glendale, AZ                     City of Glendale, Arizona
Eddie Moore         Director     President, Virginia State University
Petersburg, VA                   Director -- Universal Corporation
Robin L. Wiessmann  Director*    Principal
Yardley, PA                      Dain Rauscher
Girard Miller       President    President and Chief Executive Officer
Washington, DC                   ICMA Retirement Corporation
Paul Breault        Treasurer    Chief Financial Officer (1998 to present)
Washington, DC                   ICMA Retirement Corporation
                                 Formerly: Senior Vice President and
                                 Retail Group Chief Financial Officer
                                 Fidelity Investments
Paul Gallagher      Secretary    General Counsel (1998-present)
Washington, DC                   ICMA Retirement Corporation;
                                 Formerly: Principal and Assistant General
                                 Counsel,
                                 The Vanguard Group

* Ms. Wiessmann is considered an interested person because she is a member of the Board of Directors of the ICMA Retirement Corporation. Officers of the Funds are considered interested persons as defined in the Investment Company Act of 1940.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

(For purposes of the following discussion, unless noted otherwise, "business day" means the period(s) of time on any given day during which the New York Stock Exchange is open for business. Unless noted otherwise, "close of business" means 4:00 p.m. Eastern time on each business day or the final close of business on any business day during which trading on the New York Stock Exchange is suspended.)

SHARE ACCOUNTING FOR ALL FUNDS
----------------------------------------------------

The shares represent a dollar-weighted proportional ownership interest in each of the Funds in which you are invested. The Funds do not issue share certificates.

The price of a share is known as its net asset value ("NAV"). The daily NAV of a share is determined at the close of each business day by adding the value of all of a Fund's investments, plus cash and other assets, deducting liabilities, and then dividing the result by the number of outstanding shares in the Fund as of the end of the prior day and rounding the results to the nearest cent. In valuing underlying fund investments, the Model Portfolios will use the NAVs reported by the underlying fund. The value of your investment position equals the number of shares you own multiplied by the current day's NAV.

Since share values and investment returns will fluctuate, an exchange or redemption at any given time will normally result in your receiving more or less than the original cost of your investment. Each Fund's share value can be found daily in the mutual fund listing of most major newspapers under the heading "Vantagepoint Funds".

VALUATION OF THE FUNDS
----------------------------------------------------

Investment securities held by the Funds are valued daily. Stocks are valued at the price in effect at the close of business of the exchange on which they are traded. Bonds are valued using pricing matrices obtained through Merrill Lynch and other commercial pricing services.

Securities for which market quotations are not readily available are valued according to methods established by the Board of Directors that are believed to reflect fair value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value.

REINVESTMENT OF EARNINGS
----------------------------------------------------

All earnings of the Funds (interest, dividend income, and capital gains) are reinvested in the Funds and used to purchase additional shares.

PRICING AND TIMING OF TRANSACTIONS
----------------------------------------------------

Purchases, exchanges and redemptions are executed at the NAV next calculated after the Fund or its transfer agent receives the transaction request. For example, under normal circumstances, a transaction request received at 9:30 a.m. on a business day is executed at the same price as that of a transaction request received at 3:00 p.m. -- at that day's closing price. If the Funds receive a transaction request in the morning, you do not insulate yourself from market gains or losses during the rest of the business day. A transaction request received after the calculation of the NAV on one day will be executed at the price in effect at the close of the next business day. Transaction requests by facsimile must be received by 12 noon to receive that day's NAV.

REPORTING TO INVESTORS
----------------------------------------------------

With respect to any investment transaction reports you may receive from Vantagepoint Funds, review these reports carefully, and call the toll-free customer service line at 1-800-669-7400 or contact the Funds on-line at customerservices@icmarc.org. immediately if you see any discrepancies. In order to correct a discrepancy, the Funds must be notified within 120 days of the close of the calendar quarter in which the discrepancy occurs.

PURCHASES, EXCHANGES, AND REDEMPTIONS
--------------------------------------------------------------------------------

PURCHASES
----------------------------------------------------

The Funds are open for investment exclusively by (i) the ICMA Retirement Trust;
(ii) the employee benefit plans of state and local governments and their agencies and instrumentalities (including retirement and deferred compensation plans established under Sections 401 and 457, respectively, of the Internal Revenue Code of 1986, as amended); and (iii) Individual Retirement Accounts ("IRAs") of employees of state and local governments and the IRAs of other persons having a familial or otherwise close relationship to those public sector employees. The details of such eligibility criteria are set forth in the account application.

The Income Preservation Fund is available for purchase only by IRA shareholders, as described above, and by the Model Portfolio Funds.

Class I shares of the Funds are open to IRA and other individual accounts and each public sector employee benefit plan that invests indirectly in the Funds through the ICMA Retirement Trust containing assets of less than $30 million. Class II shares are open to (i) qualifying public sector employee benefit plans that invest directly in the Funds and have qualifying assets in excess of $75 million with an average participant balance of at least $35 thousand; and (ii) public sector employee benefit plans that invest indirectly in the Funds through the ICMA Retirement Trust and have qualifying assets in excess of $30 million so invested. Other plans with average account balances or other features that are expected to afford a Fund with certain economies of scale in servicing employee benefit plan participant accounts, may also qualify for Class II shares.

There are no minimum investment amounts, front-end sales charges, deferred sales charges, back-end sales or redemption charges associated with investment in the Vantagepoint Funds.

The Vantagepoint Funds reserve the right in their sole discretion to (i) suspend the offering of their shares or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund or Funds.

PURCHASES BY EMPLOYEE
BENEFIT PLANS
----------------------------------------------------

Employee benefit plans must fill out a retirement plan account form that is to be signed by the plan's trustee or other authorized official.

Investors may submit purchase orders to the Funds as often as daily. Payments may be transmitted by check, wire, and Automated Clearing House, although it is preferred that the Funds receive assets by wire. Investment detail must be submitted on paper forms, diskette, magnetic tape, or electronically.

Purchase orders received in good order prior to next calculation of the NAV (or 12 noon with respect to fax instructions) are posted to investor accounts at the closing NAV of that day, or if the day the contributions are received is not a business day, at the closing NAV of the next business day. Purchase orders received in good order after close of business are posted at the closing NAV of the next business day.

With respect to purchases made through the ICMA Retirement Trust, or by certain employee benefit plans and other types of omnibus accounts, other arrangements may be negotiated as to the timing and delivery of purchase instructions.

Posting of contributions to investor accounts is contingent upon submission of purchase orders in good order to the Vantagepoint Funds. This means that the requests must be accompanied by sufficient detail to enable the Vantagepoint Funds to allocate assets properly. If a purchase request is not received in good order, the deposit is held in a non-interest bearing account until all necessary information is received. If the purchase request is still not in good order after three business days, the assets are returned to the investor. Purchases received for unidentified accounts for which no account form has been received will be returned to the investor.

EXCHANGES AND ALLOCATIONS
AMONG FUNDS
----------------------------------------------------

Investors may submit exchange requests daily in writing or by telephone exclusively through the VantageLine phone system at 1-800-669-7400. Remember that an exchange is a two-part transaction-a redemption of shares in one Fund and a purchase of shares in another Fund.

Exchange requests received in good order prior to close of business on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), or 12 noon for fax instructions, on a business day are posted to investor accounts at that day's closing NAV. Exchange requests received in good order after close of business will be posted at the closing NAV of the next business day.

The allocation of new purchase amounts among the Funds may be changed by investors without charge or limitation.

Written confirmations are normally sent to Investors on the business day following the day the transaction occurs. Investors should verify the accuracy of information in confirmations immediately upon receipt.

EXCHANGES BY TELEPHONE
----------------------------------------------------

Investors may make daily exchanges through VantageLine, the Funds' automated service line by calling 1-800-669-7400. Instructions received through VantageLine must be accompanied by a Personal Identification Number. In addition, verbal instructions given to a telephone representative will be accepted upon verification of your identity and will be tape recorded to permit verification. Written confirmations are normally sent to investors on the business day following the day the transactions occur. Investors should verify the accuracy of information in confirmations immediately upon receipt. See "VantageLine" below for more information.

VANTAGELINE
----------------------------------------------------

The Funds maintain VantageLine, an automated service line for the benefit of investors who have access to touch-tone telephones. You may use VantageLine to make exchanges among Funds and change your investment allocation. The phone number is 1-800-669-7400.

VantageLine is normally available 24 hours a day, seven days a week for your convenience; however, service availability is not guaranteed. Neither the Funds, the Funds' investment adviser nor the Funds' transfer agent will be responsible for any loss (or foregone gain) you may experience as a result of the service being unavailable or inoperative.

Should the VantageLine service or the "800" number become unavailable, transactions may be made by VantageLink, as described below, or by express mail at the shareholders' expense (see back cover for the Fund's address).

VANTAGELINK
----------------------------------------------------

The Funds maintain VantageLink, a home page on the Internet. The address is http://www.icmarc.org. Information available from the Internet includes account balances (which requires a special password), investment allocations, and investment per-formance. You may also execute transactions or make changes in your investment allocation via VantageLink. The transfer agent for the Funds will require that instructions received over the Internet be accompanied by a Personal Identification Number. Written confirmations will normally be sent on the business day after the transaction occurs. You should verify the accuracy of information in confirmations immediately upon receipt.

VantageLink is normally available 24 hours a day, seven days a week. However, service availability is not guaranteed. Like other Internet-based services, VantageLink may be subject to external transmission problems that are beyond the control of the Funds' management. Accordingly, neither the Funds, the Funds' investment adviser, nor the Funds' transfer agent will be responsible for any loss (or foregone gain) you may incur as a result of service being unavailable or delayed.

PURCHASES BY IRA INVESTORS
----------------------------------------------------

PAYROLL DEDUCTION IRAS

Purchases made through payroll deduction of IRA contributions will be handled the same as purchases made by employee benefit plans, but will require a separate account form. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See "Purchases by Employee Benefit Plans."

NON-PAYROLL DEDUCTION IRAS

First time IRA investors must fill out an IRA account application and mail it to the Funds along with a check. Please call 1-800-669-7400 for assistance when you are establishing a non-payroll deduction IRA account. Timing of investment, exchanges, and available services will be the same as those for employee benefit plans. See "Purchases by Employee Benefit Plans."

REDEMPTIONS

Shares may be redeemed at any time, subject to certain restrictions imposed by the Internal Revenue Code on the timing of distributions under tax-favored employee benefit plans and IRAs. If investment in the Funds has been made through one or more of these plans, please call 1-800-669-7400 regarding these restrictions. With the exception of redemptions that are made to effect exchanges among the Vantagepoint Funds, redemption requests must be in writing.

REDEEMING SHARES IN WRITING

Write a letter of instruction with:

* Name of retirement plan, if applicable

* If a non-payroll IRA, your name and address

* The Fund's name

* Your Fund account number

* The dollar amount or number of shares to be redeemed

* How assets are to be distributed (by mail or by wire)

* If funds are to be distributed by wire, wire instructions.

A signature guarantee may be required, at the Funds' discretion, for certain redemptions.

DISTRIBUTION ARRANGEMENTS
----------------------------------------------------

ICMA-RC Services, LLC (RC Services) serves as distributor to the Funds. RC Services receives no compensation for its services as distributor.

TAXATION
--------------------------------------------------------------------------------

The Vantagepoint Funds intend to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute capital gains annually. The Funds will distribute dividends monthly, and all of the remaining Funds will distribute dividends annually.

Normally, distributions to shareholders are taxable as income or capital gains when such income and gains are distributed to them. However, shareholders who invest in the Funds through section 401 plans, section 457 plans or IRAs, will have earnings reinvested. If that is the case, the income is not taxable in the year in which it is earned.

The Statement of Additional
Information ("SAI") includes
additional information about the
Vantagepoint Funds. The SAI has been
filed with the Securities and Exchange
Commission ("SEC") and is incorporated
by reference into this prospectus.
This means that the SAI, for legal
purposes, is part of this prospectus.

Additional information about the
Funds' investments is available in the
annual and semi-annual reports to
shareholders. In the Funds' annual
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Funds' performance during its last
year.

You can obtain a free copy of the SAI
and the most recent annual or
semi-annual report by calling
1-800-669-7400. You may also call
1-800-669-7400 to request other
information or to make shareholder
inquiries.

Information about the Fund (including
the SAI) can be reviewed and copied at
the Securities and Exchange
Commission's Public Reference Room in
Washington, D.C., or from the EDGAR
Database on the SEC's website
(http://www.sec.gov). Information on
the operation of the Public Reference
Room may be obtained by calling the
Commission at 1-202-942-8090. Copies
of this information may be obtained
upon payment of a duplicating fee, by
writing to: Securities and Exchange
Commission, Public Reference Section,
Washington, D.C. 20549-0102. You may
also obtain this information, upon
payment of a duplicating fee, by
e-mailing the SEC at the following
address: publicinfo@sec.gov.

Reports and other information about
the Funds are also available on the
Commission's Internet site at
http://www.sec.gov.

Investment Company Act file numbers:
811-08941; 333-60789

            [RECYCLE LOGO]
THIS PROSPECTUS IS PRINTED ENTIRELY ON
           RECYCLED PAPER.

                             THE VANTAGEPOINT FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 1, 2000

The Vantagepoint Funds is a no-load, diversified open-end management investment company. The Vantagepoint Funds operates as a "series" investment company, offering nineteen distinct investment portfolios (the "Funds"), six of which are described in this Statement of Additional Information ("SAI"). Each Fund has a different investment objective. This SAI contains additional information about the Funds.

This SAI is not a prospectus however, it is incorporated by reference into, and should be read in conjunction with, the Funds' current prospectus, dated December 1, 2000 respectively. A copy of the prospectus may be obtained by writing to the Funds or calling 1-800-669-7400.

                                TABLE OF CONTENTS

                                                                                                          PAGE
                                                                                                          ----
          Investment Objectives & Policies...........................................                      2
          Underlying Funds' Investment Policies .....................................
          Management of The Vantagepoint Funds.......................................                      7
          Control Persons and Principal Holders of Securities........................                      8
          Investment Advisory and Other Services.....................................                      8
          Portfolio Transactions.....................................................                     12
          Capital Stock and Other Securities.........................................                     13
          Purchase, Redemption, and Pricing of Shares................................                     14
          Taxation of the Fund.......................................................                     15
          Calculation of Performance Data............................................                     15
          Legal Counsel, Independent Auditors, & Custodian...........................                     17


DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

                               GENERAL INFORMATION

The Vantagepoint Funds is a no-load, diversified open-end management investment company organized as a Delaware business trust on July 28, 1998. The Vantagepoint Funds are managed by Vantagepoint Investment Advisers, LLC ("VIA"), which in turn hires and manages subadvisers who are responsible for the day-to-day management and security selections for the underlying Funds of the Model Portfolios and the Income Preservation Fund. VIA supervises and directs each Fund's investments. The Vantagepoint Funds are as follows:

             Actively Managed Fund:     Income Preservation Fund

             Model Portfolios Funds:    All Equity Growth Fund
                                        Long-Term Growth Fund
                                        Traditional Growth Fund
                                        Conservative Growth Fund
                                        Saving Oriented Fund

The following discussion of investment objectives and policies supplements the discussion of those objectives and policies that is set forth in the prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

The Model Portfolio Funds respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. The Model Portfolio Funds pursue their objectives by investing all of their assets in shares of other mutual funds. The Model Portfolio Funds currently allocate their assets among the various portfolios offered by The Vantagepoint Funds. Each current underlying fund's investment objective and principal investment strategies are described in The Vantagepoint Funds' current Prospectus. Currently, the Model Portfolios expect to be fully invested in shares of underlying funds, but may purchase other securities, such as money market securities, for cash management purposes or when investing for temporary defensive purposes. The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Fund achieve its goal.

The policies and guidelines set forth below for each Fund have been adopted by the Board of Directors of the Vantagepoint Funds to govern the management and administration of each Fund by VIA. Those designated as fundamental in this SAI and in the prospectus cannot be changed without shareholder approval. Other policies and guidelines described below and in the prospectus may be reviewed and revised at the discretion of the Board of Directors. Each Fund's investment administration is under the supervision of VIA, which is responsible for appointing and monitoring of subadvisers to handle the day-to-day investment of assets assigned to them.

The assets of the Income Preservation Fund are managed by one or more subadvisers. Subadvisers are retained to manage a particular portion of the Fund under the terms of written investment advisory contracts with VIA.

Each subadviser is selected for its individual investment management expertise and each operates independently of the others. Each subadviser is either registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940 or is a Bank, Insurance Company or Trust Company exempt as such from registration. Further information on each subadviser may be found in the prospectus and this SAI.

Each subadviser agrees to exercise complete management discretion over assets of the Fund allocated to its account in a manner consistent with the Fund's investment policies and guidelines and within such further investment limitations and conditions as may be established by VIA.

A formal review and appraisal of each Fund's investment objectives and performance will be conducted periodically by the Board of Directors, and any material changes in the Fund's fundamental investment objectives will be put to a vote of its shareholders. The Funds may engage in one or more securities lending programs conducted by the Funds' custodian or other appropriate entities.

                               COMPARATIVE INDEXES

The underlying Funds of the Model Portfolios may, from time to time, use one or more of the unmanaged indexes listed below for purposes of appraising fund performance. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks or peer groups may be used, as deemed appropriate by the Board of Directors.

Standard & Poor's 500 Stock Index ("S&P 500 Index") -- consists of 500 companies representing larger capitalization stocks traded in the U.S.

Standard & Poor's/BARRA Value Index -- a subset of the S & P 500 Index that includes stocks with lower price-to-book ratios.

Wilshire 5000 Equity Index -- consists of common equity securities of companies domiciled in the U.S. for which daily pricing is available; the broadest measure of the U.S. equity market.

Wilshire 4500 Equity Index -- consists of all stocks in the Wilshire 5000 except for those included in the Standard & Poor's 500 Index; represents mid- and small-capitalization companies.

Morgan Stanley Capital International EAFE Index ("EAFE" Index) -- consists of approximately 1,100 securities listed on the stock exchanges of developed markets of countries in Europe, Australia and the Far East.

Morgan Stanley Capital International EAFE Free Index - ("EAFE Free Index") A subset of the EAFE Index, that excludes securities that are not available for purchase by foreign investors.

Lehman Brothers Long-Term Treasury Bond Index -- consists of all Treasury obligations with maturities of 10 years or greater.

Lehman Brothers Government/Corporate Bond Index -- consists of U.S. Treasury, agency, and corporate securities rated BBB or better.

Merrill Lynch 5-7 Year Treasury Index -- consists of all Treasury obligations with maturities between 5 and 7 years.

                              ELIGIBLE INVESTMENTS

In addition to the securities and financial instruments described in the prospectus, the underlying Vantagepoint Funds and the Income Preservation Fund are authorized to invest in the types of securities and financial instruments listed below. Not all Funds will invest in all such securities and/or financial instruments as indicated below.

Currently, the Model Portfolios expect to be fully invested in shares of underlying funds.

A. CASH/CASH EQUIVALENTS: Fixed income obligations with maturity less than one year, including short term accounts managed by a custodian institution and shares of money market mutual funds. All funds may also participate in repurchase agreements and reverse repurchase agreements.

B. FINANCIAL FUTURES: A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date. Futures are used to adjust investment exposure and may involve a small investment of cash relative to the magnitude of the risk assumed. Such instruments are considered as the same type of security in which a Fund invests primarily for the purpose of any limitations set forth here or in the prospectus.

OTHER INVESTMENTS:

The underlying Funds of the Model Portfolios and the Income Preservation Fund may invest in certain other instruments as follows:

    i. Rights and Warrants. All funds except the Money Market Fund and the U.S. Treasury Securities Fund.

    ii. Convertible Securities. All funds except the Money Market Fund and the U.S. Treasury Securities Fund.

    iii. Forward contracts. The International Fund and the Overseas Equity Index Fund.

The Income Preservation Fund may invest to a limited extent in high yield securities and non-dollar denominated debt securities.

The Fund's investments in high yield securities may expose it to a substantial degree of credit risk. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity and sudden and substantial decreases in price.


ELIGIBLE PRACTICES: There are no restrictions on subadvisers as to the following:

-  Fund turnover.

-  Realized gains and losses.

These guidelines are not fundamental policies and may be changed by the Funds' Board of Directors without a vote of shareholders.

FUND POLICIES AND INVESTMENT LIMITATIONS

The following policies supplement the Funds' investment limitations set forth in the prospectus. It is the policy of each Fund and the underlying Funds of the Model Portfolios, not to engage in any of the activities or business practices set forth below. Unless it is noted that a particular restriction is not fundamental, these restrictions may not be changed with respect to a particular Fund without the approval of a dollar-weighted majority of the outstanding shares (the term "majority" is used as defined in the Investment Company Act of 1940) of that Fund. A Fund may not:

(1) Issue senior securities, (as defined in the Investment Company Act of 1940) except as permitted by rule, regulation, or order of the SEC;

(2) Engage in the business of underwriting securities issued by others, except to the extent a Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (this restriction is not fundamental);

(3) Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid (this restriction is not fundamental);

(4) Make loans, except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (3) above) which are either publicly distributed or customarily purchased by institutional investors, and (ii) by lending its securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the Investment Company Act of 1940 or the rules and regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder and the aggregate value of all securities loaned does not exceed 33 1/3% of the market value of a Fund's net assets;

(5) Pledge, mortgage, or hypothecate its assets, except to secure authorized borrowings as provided in the prospectus (this restriction is not fundamental);

(6) Buy any securities or other property on margin (except as may be needed to enter into futures and options transactions as described in the prospectus and this SAI and for such short-term credits as are necessary for the clearance of transactions), or engage in short sales (unless by virtue of a Fund's ownership of other securities that it has a right to obtain at no added cost and which are equivalent in kind and amount to the securities sold), except as set forth in the prospectus (this restriction is not fundamental);

(7) Purchase or sell puts or calls, or combinations thereof except as provided in the prospectus;

(8) Purchase or sell real estate or real estate limited partnerships (although a Fund may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

(9) Invest in the securities of other investment companies, except as may be acquired as part of a merger, consolidation or acquisition of assets approved by a Fund's shareholders or otherwise to the extent permitted by Section 12 of the Investment Company Act of 1940 or by any rule, regulation, opinion or interpretation of the Commission. Notwithstanding this restriction, the Index Funds and the Money Market Fund may enter into arrangements as described in the prospectus and in this SAI. A Fund will invest only in investment companies which have investment objectives and investment policies consistent with those of the Fund making such investment except that a Fund may invest a portion of its assets in a money market fund for cash management purposes (this restriction is not fundamental);

(10) Invest in companies for the purpose of exercising control or management;
and

(11) Invest more than 25% of its assets in any single industry, except for the Money Market Fund and Income Preservation Fund and with respect to the Index Funds, to the extent that such industry concentration is a component of a Fund's benchmark index.

The above-mentioned Fund policies and investment limitations are considered at the time investment securities are purchased (with the exception of the restriction on illiquid securities).

MANAGEMENT OF THE VANTAGEPOINT FUNDS

The Vantagepoint Funds is organized as a Delaware business trust and is governed by a 7-member Board of Directors, one of whom is an "interested" director as that term is defined in the Investment Company Act of 1940. The Directors stand in the position of fiduciaries to the shareholders and, as such, they have a duty of due care and loyalty, and are responsible for protecting the interests of shareholders. The Directors are responsible for the overall supervision of the operations of the Vantagepoint Funds and evaluation of the performance of its investment adviser.

Vantagepoint Investment Advisers, LLC ("VIA") serves as investment adviser to the Funds and employs a supporting staff of management personnel needed to provide the requisite services to the Funds and also furnishes the Funds with necessary office space, furnishings, and equipment. Each Fund pays its share of VIA's net expenses which are allocated among the Funds under procedures approved by the Funds' Board of Directors. In addition, each Fund bears its own direct expenses, such as legal, auditing and custodial fees.

The Officers of the Vantagepoint Funds are also officers of VIA. The Officers of the Funds manage its day-to-day operations and are responsible to the Funds' Board of Directors.

The names of the Directors and Officers of the Funds and their principal occupations over the last 5 years may be found in the prospectus under the heading "Management of the Vantagepoint Funds".

The Board of Directors of the Fund has adopted Insider Trading Policies pursuant to Rule 17j-1 under the Investment Company Act of 1940. This policy applies to the personal investing activities of its access persons as defined by Rule 17j-1. The policy is designed to prevent unlawful practices in connection with the purchase and sale of securities by access persons. Under the policy, access
                                       4
persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. A copy of this policy is on file with the Securities & Exchange Commission and is available to the public.

                                  COMPENSATION

Directors and Officers of the Funds do not receive salaries, retirement benefits, deferred compensation or any other form of compensation from the Vantagepoint Funds. Directors are reimbursed for expenses incurred in the exercise of their duties.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The principal shareholder in the Vantagepoint Funds is the ICMA Retirement Trust (the "RT"), a District of Columbia common law trust. The RT was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The RT owns a majority of the outstanding shares of each Fund and is therefore considered a "control" person for purposes of the Investment Company Act of 1940.

In exercising its rights as a shareholder in the Funds, the RT will seek instructions from its investors, the plan sponsors of the public sector retirement plans invested in the RT (the "employers"), in advance of exercising the RT's voting rights. The RT will vote its shares of the Fund in the same proportion as the instructions that it receives from the employers.

INVESTMENT ADVISORY AND OTHER SERVICES

VIA is a wholly-owned subsidiary of, and is controlled by the ICMA Retirement Corporation ("RC"), a retirement plan administrator and investment adviser whose principal investment advisory client is the RT. RC was established as a not-for-profit organization in 1972 to assist state and local governments and their agencies and instrumentalities in the establishment and maintenance of deferred compensation and qualified retirement plans for the employees of such public sector entities. These plans are established and maintained in accordance with Sections 457 and 401, respectively, of the Internal Revenue Code of 1986, as amended. RC has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1983.

RC is governed by a 10-member Board of Directors approved by the Executive Committee of the International City/County Management Association, the organization that founded RC. RC is a non-stock corporation.

VIA is a Delaware limited liability company, and is registered as an investment adviser with the SEC.

VIA provides investment advisory services to each of the Vantagepoint Funds, including the Model Portfolios and the Income Preservation Fund pursuant to a Master Advisory Agreement (the "Advisory Agreement"). The advisory services include Fund design, establishment of Fund investment objectives and strategies, selection and management of subadvisers, and performance monitoring. VIA supervises and directs the Funds' investments. Additionally, VIA selects the Master Portfolios in which the Index Funds invest. VIA furnishes periodic reports to the Funds' Board of Directors regarding the investment strategy and performance of each Fund.

Pursuant to the Advisory Agreement, the Vantagepoint Funds compensate VIA for these services by paying VIA an annual advisory fee assessed against daily average net assets under management in each Fund as follows:

                                                  ADVISORY FEE
                                                  ------------
                   Model Portfolios              .10  %
                                               -------
                   Income Preservation Fund      .10  %
                                               -------

VIA or its broker-dealer affiliate, ICMA-RC Services LLC, provides all distribution and marketing services for the Funds. VIA or its transfer agent affiliate, Vantagepoint Transfer Agents, LLC. ("VTA"), also provides certain administrative shareholder support services for the Vantagepoint Funds related to the retirement plans investing in the Funds. VIA or VTA, as the case may be, also provides Fund administration services, such as preparation of shareholder reports and proxies, shareholder recordkeeping and processing of orders.

VIA or VTA receives asset-based compensation for these administrative services on an annual basis as follows:

                                      FEE FOR               FEE FOR
                                 INVESTOR SERVICES       FUND SERVICES
                                 -----------------       -------------
          All Funds
                                        0.20%                0.15%



The advisory fee, the fee for investor services, and the fee for Fund services are deducted from the applicable Fund's assets, and their effect is factored into any quoted share price or investment return for that Fund.

The day-to-day management of the Income Preservation Fund rests with one or more subadvisers hired by the Funds with the assistance of VIA. The responsibility for overseeing subadvisers rests with VIA's Investment Division, headed by Senior Vice President John Tobey, reporting directly to Girard Miller, CFA , President of VIA. The following tables identify each subadviser and indicate the annual subadvisory fee that is paid out of the assets of each Fund. The fee is assessed against average daily net assets under management. The fee schedules that have been negotiated with each subadvisers and the fees paid for the fiscal period ended December 31, 1999 are set forth below.

              INCOME PRESERVATION FUND


                                                               ASSETS
                           SUBADVISER                          MANAGED                            FEE
              -------------------------------------     ---------------------                 ------------
              Wellington                                First $100 million                    0.25%
                                                        Over $100 million                     0.15%

              Payden & Rygel                            First $200 million                     .10%
                                                        Next $100 million                      .08%
                                                        Over $300 million                      .08%
              PIMCO
                                                        All Assets                            0.25%

Information on the advisory services provided by each subadviser and services provided by Barclays for each Fund can be found in the prospectus, under the heading "Investment Policies, Investment Objectives, Principal Investment Strategies, and Related Risks".

PORTFOLIO TRANSACTIONS OF THE FUNDS

The advisory agreements with each subadviser authorize the subadviser to select the brokers or dealers who will execute the purchases or sales of securities for the Income Preservation Fund. The agreements direct the subadvisers to use best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds.

In placing Fund transactions, each subadviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain most favorable execution.

In choosing brokers, the subadvisers may take into account, in addition to commission cost and execution capabilities, the financial stability and reputation of the brokers and the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided by such brokers. The subadviser is authorized to pay brokers who provide such brokerage or research services a commission for executing a transaction which is in excess of the commission another broker would have charged for that transaction if the subadviser determines that such commission is reasonable in relation to the value of the brokerage and research services provided to the subadviser by the broker.

With respect to the Index Funds, Barclays assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Barclays and in a manner deemed fair and reasonable to interestholders. In executing portfolio transactions and selecting brokers or dealers, Barclays seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. Barclays considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by Barclays based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.

One or more of the subadvisers may aggregate sale and purchase orders from the Funds with similar orders made simultaneously for other clients of the subadviser. The subadviser will do so when, in its judgment, such aggregation will result in overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission, and other expenses.

If an aggregate order is executed in parts at different prices, or two or more separate orders for two or more of a subadviser's clients are entered at approximately the same time on any day are executed at different prices, the subadviser has discretion, subject to its fiduciary duty to all its clients, to use an average price at which such securities were purchased or sold for each of the clients for whom such orders were executed.

The Vantagepoint Funds participate in a securities lending program under which the Funds' custodian is authorized to lend Fund securities to qualified institutional investors under contracts calling for collateral in U.S. Government securities or cash in excess of the market value of the securities loaned. The Vantagepoint Funds receive dividends and interest on the loaned securities. Lending fees received in the Vantagepoint Funds account are used to reduce overall custodial expenses in the Funds from which the loaned securities originated.

CAPITAL STOCK AND OTHER SECURITIES

The Vantagepoint Funds is an open-end diversified management investment company organized as a Delaware business trust. As an open-end company, the Vantagepoint Funds continually offers shares to the public.

The __________ Funds offer two classes of shares, Class I and Class II. Class I shares are open to IRA and other individual accounts and each public sector employee benefit plan that invests indirectly in the Funds through the ICMA Retirement Trust containing assets of less than $30 million. Class II shares are open (i) to qualifying public sector employee benefit plans that invest directly in the Funds and have qualifying assets in excess of $75 million with an average participant balance of at least $35 thousand and (ii) public sector employee benefit plans that invest indirectly in the Funds through the ICMA Retirement Trust and have qualifying assets in excess of $30 million so invested. Other plans with average account balances or other features that are expected to afford the Index Funds with certain economies of scale in servicing employee benefit plan participant accounts, may also qualify for Class II shares.

PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASES

Reference is made to the prospectus under the heading "Purchases, Exchanges and Redemptions".

The Funds reserve the right in their sole discretion (i) to suspend the offering of their shares or (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of a particular Fund or Funds.

REDEMPTIONS

Reference is made to the prospectus under the heading "Purchases, Exchanges and Redemptions". The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed or trading on the exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

Certain redemption requests must include a signature guarantee

A signature guarantee is designed to protect you against fraud and may be required by The Vantagepoint Funds at the discretion of its management. A redemption request must be made in writing and must include a signature guarantee if any of the following situations would apply:

*     The account registration has changed within the past 30 days;

* The check is being mailed to an address other than the one listed on the account (record address);

*     The check is being made payable to someone other than the account owner;

* The redemption proceeds are being transferred to an account with a different registration;

*     Proceeds are to be wired to a bank account that was not pre-designated;

* Any other transaction reasonably determined by the Funds to require a signature guarantee.

A signature guarantee may be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. Please note: a notary public cannot provide a signature guarantee, and a notarized redemption request is not sufficient.

The Funds have made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in an amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that economic or market conditions exist which would make a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectus under "Pricing and Timing of Transactions" and a redeeming shareholder would normally incur brokerage expenses if he or she converted these securities to cash.

TAXATION OF THE FUND

The Vantagepoint Funds intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which would cause the income and capital gains of the Trust to "pass through" to the shareholders for federal income and capital gains tax purposes. Failure to qualify for Subchapter M status could result in federal income and capital gains taxes being assessed at the Fund level, which would reduce Fund returns correspondingly.

CALCULATION OF PERFORMANCE DATA

For purposes of quoting and comparing the performance of a Fund (other than the Money Market Fund) to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                        n
                                  P(1+T) = ERV

         Where:      P =            a hypothetical initial payment of $1,000;

                     T =            average annual total return;
                     n =            number of years (1, 5 or 10); and

                     ERV =          ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the
                                    1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Funds. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or 'T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

In addition to the total return quotations discussed above, a Fund also may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of the Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                                            6
                          YIELD = 2(a-b + 1) - 1
                                    ---
                                    cd

         Where:      a =            dividends and interest earned during the period;

                     b =            expenses accrued for the period (net of reimbursements);

                                                     c = the average daily number of shares outstanding during
                                    the period that were entitled to receive dividends; and

                     d =            the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by the "a" Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in a Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

The Money Market Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365 divided by 7.

The Money Market Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as the current yield) the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Money Market Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Communications which refer to the use of a Fund as a potential investment for employee benefit plans or Individual Retirement Accounts may quote a total return based upon compounding of dividends on which it is presumed no Federal tax applies.

In assessing such comparison of yields, an investor should keep in mind that the composition of the investments in the reported averages may not be identical to the formula used by the Fund to calculate its yield. In addition, there can be no assurance that any Fund will continue its performance as compared to such other averages.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS
Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES
Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION
The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.

                 LEGAL COUNSEL INDEPENDENT AUDITORS & CUSTODIAN.

    Morgan, Lewis & Bockius, Washington, D.C. serves as legal counsel to The Vantagepoint Funds. ____________________________, Baltimore, MD, serves as independent auditors. Investors Bank & Trust, Boston, MA serves as custodian.

                                     PART C

                               OTHER INFORMATION

         ITEM 23. EXHIBITS

         (b) Exhibits

         (a)               Agreement and Declaration of Trust of The Vantagepoint Funds (the
                           "Registrant" or the "Trust") incorporated herein by reference to Exhibit
                           (a) of Pre-Effective Amendment No. 1 to this Registration Statement, filed on December 22, 1998.

         (b)               By-Laws of Registrant incorporated herein by reference to Exhibit (b) of
                           Pre-Effective Amendment No. 1 to this Registration Statement filed, on
                           December 22, 1998.

         (c)               Not applicable.

         (d)(1)            Master Investment Advisory Agreement between Registrant and
                           Vantagepoint Investment Advisors, LLC ("VIA") incorporated herein by reference to Exhibit (d)(i) of Pre-Effective Amendment No. 3 to this
                           Registration Statement, filed on February 26, 1999.

         (d)(2)            Sub-Advisory Agreement - First Pacific Advisors, Inc. re: the Aggressive
                           Opportunities Fund incorporated herein by reference to Exhibit (d)(2) of
                           Post-Effective Amendment No. 4 to the Registration Statement, filed on
                           April 28, 2000.

         (d)(3)            Sub-Advisory Agreement - Massachusetts Financial Services re: the Aggressive
                           Opportunities Fund incorporated herein by reference to Exhibit (d)(3) of
                           Post-Effective Amendment No. 4 to the Registration Statement, filed on April
                           28, 2000.

         (d)(4)            Sub-Advisory Agreement -TCW Fund Management re: the Aggressive Opportunities
                           Fund incorporated herein by reference to Exhibit (d)(4) of Post-Effective
                           Amendment No. 4 to the Registration Statement, filed on April 28, 2000.

         (d)(5)            Sub-Advisory agreement - Capital Guardian Trust Company re: the International
                           Fund incorporated herein by reference to Exhibit (d)(5) of Post-Effective
                           Amendment No. 4 to the Registration Statement, filed on April 28, 2000.

         (d)(6)            Sub-Advisory Agreement - Lazard Asset Management re: the International Fund
                           incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment
                           No. 4 to the Registration Statement, filed on April 28, 2000.

         (d)(7)            Sub-Advisory Agreement - Rowe Price-Fleming re: the International Fund
                           incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment
                           No. 4 to the Registration Statement, filed on April 28, 2000.

         (d)(8)            Sub-Advisory Agreement - Barclays Global Fund Advisors re: the Growth Fund to
                           be filed by amendment.

         (d)(9)            Sub-Advisory Agreement - Fidelity Management Trust Company re: the Growth Fund
                           incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment
                           No. 4 to the Registration Statement, filed on April 28, 2000.

         (d)(10)           Sub-Advisory Agreement - TCW Funds Management, Inc. re: the Growth Fund incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 4 to the
                           Registration Statement, filed on April 28, 2000.

         (d)(11)           Sub-Advisory Agreement -Tukman Capital Management, Inc. re: the Growth Fund to be filed by amendment.

         (d)(12)           Sub-Advisory Agreement - Brown Capital Management, Inc. re: the Growth Fund to be filed by amendment.

         (d)(13)           Sub-Advisory Agreement - Capital Guardian Trust Company re: the Growth & Income Fund
                           incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 4
                           to the Registration Statement, filed on April 28, 2000.

         (d)(14)           Sub-Advisory Agreement - Putnam Investment Management, Inc. re: the Growth & Income Fund
                           incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 4 to the
                           Registration Statement, filed on April 28, 2000.

         (d)(15)           Sub-Advisory Agreement - Wellington Management Company LLP re: the Growth & Income Fund
                           incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 4 to the
                           Registration Statement, filed on April 28, 2000.

         (d)(16)           Sub-Advisory Agreement - Barrow, Hanley, Mewhinney & Strauss, Inc. re: the Equity Income Fund
                           incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 4 to the
                           Registration Statement, filed on April 28, 2000.

         (d)(17)           Sub-Advisory Agreement - T. Rowe Price Associates re: the Equity Income Fund incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 4 to the Registration Statement,
                           filed on April 28, 2000.

         (d)(18)           Sub-Advisory Agreement - Wellington Management Company, LLP re: the Equity Income Fund incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(19)           Sub-Advisory Agreement - AVATAR Investors Associates Corp. re: the Asset Allocation Fund incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(20)           Sub-Advisory Agreement - Mellon Capital Management re: the Asset Allocation Fund incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 4 to the Registration Statement,
                           filed on April 28, 2000.

         (d)(21)           Sub-Advisory Agreement - Wilshire Asset Management re: the Asset Allocation Fund incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 4 to the Registration Statement,
                           filed on April 28, 2000.

         (d)(22)           Sub-Advisory Agreement - Payden & Rygel Investment Counsel re: the Asset Allocation Fund incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(23)           Sub-Advisory Agreement - SEIX Investment Advisor, Inc. re: the U.S. Treasury Securities Fund
                           incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 4 to the
                           Registration Statement, filed on April 28, 2000.


         (d)(24)           Sub-Advisory Agreement - Payden & Rygel Investment Counsel re: the Income Preservation Fund is filed herewith.

         (d)(25)           Sub-Advisory Agreement - Wellington Management Company, LLP re: the Income Preservation Fund is filed herewith.

         (d)(26)           Sub-Advisory Agreement - Pacific Investment Management Company re: the Income Preservation Fund is filed herewith.


         (e)               Distribution Agreement between the Registrant and ICMA RC Services LLC incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on
                           February 26, 1999.

         (f)               Not applicable.

         (g)               Custody Agreement between Registrant and Investors Bank & Trust to be filed.

         (h)               Transfer Agency Agreement is incorporated herein by reference to Exhibit (h) of
                           Post-Effective Amendment No. 4 to the Registration Statement, filed April 28, 2000.

         (i)               Legal Opinion of Morgan, Lewis & Bockius LLP incorporated herein by reference to Exhibit (i) of
                           Post-Effective Amendment No. 4 to the Registration Statement, filed on April 28, 2000.

         (j)               Not applicable

         (k)               Not applicable.

         (l)               Purchase Agreement incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment
                           No. 3 to this Registration Statement filed on February 26, 1999.

         (n)               Not applicable.

         (o)               Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.


         (p)               Insider Trading Policy adopted pursuant to Rule 17j-1 adopted May 18, 2000 is filed herewith.

         (p)(1)            Code of Ethics for Atlanta Capital to be filed by later amendment.

         (p)(2)            Code of Ethics for Brown Capital Management, Inc. to be filed by later amendment.

         (p)(3)            Code of Ethics for Payden & Rygel Investment Counsel to be filed by later amendment.

         (p)(4)            Code of Ethics for Tukman Capital Management, Inc. to be filed by later amendment.

         (p)(5)            Code of Ethics for Wilshire Asset Management to be filed by later amendment.

         (p)(6)            Code of Ethics for AIM Advisors, Inc. incorporated herein by reference to Exhibit o(2)
                           Post-Effective Amendment No. 12 to the Registration Statement for Short Term Investments Co., filed on May 23, 2000, Securities Act File No. 033-66240, Accession No. 0000899243-00-001400.

         (p)(7)            Code of Ethics for AVATAR Investors Associates Corporation incorporated herein by reference to
                           Exhibit (p)(iii) of Post-Effective Amendment No. 66 to the Registration Statement for Advisors
                           Series Trust, filed on August 23, 2000 Securities Act File No. 333-17391, Accession No.
                           0000950147-00-001305.

         (p)(8)            Code of Ethics for Barclays Global Investors, N.A. incorporated herein by reference to Exhibit
                           (p.ii) of Post-Effective Amendment No. 2 to the Registration Statement for iShares Trust, filed on May 12, 2000, Securities Act File No. 333-92935, Accession No. 0000950130-00-002860.

         (p)(9)            Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, Inc. incorporated herein by reference to
                           Exhibit (p)(iii) of Post-Effective Amendment No. 32 to the Registration Statement for American
                           AAdvantage Funds, filed on July 7, 2000, Securities Act No. 033-11387, Accession No.
                           0000950134-00-005545.

         (p)(10)           Code of Ethics for Capital Guardian Trust Company incorporated herein by reference to Exhibit
                           (p)(13) of Post Effective Amendment No. 31 to the Registration Statement for Endeavor Series
                           Trust, filed on June 2, 2000, Securities Act File No. 033-27352, Accession No.
                           0000908737-00-000195.

         (p)(11)           Code of Ethics for Fidelity Management Trust Company incorporated herein by reference to
                           Exhibit (p)(1) of Post-Effective Amendment No. 69 to the Registration Statement for Fidelity
                           Commonwealth Trust, filed on April 20, 2000, Securities Act File No. 002-52322, Accession No.
                           0000205323-00-000011.

         (p)(12)           Code of Ethics for First Pacific Advisors, Inc. incorporated herein by reference to Exhibit
                           (p)(2) of Post-Effective Amendment No. 49 to the Registration Statement for FPA Capital Fund,
                           filed on August 1, 2000, Securities Act File No. 002-28157, Accession No.
                           0000912057-00-034043.

         (p)(13)           Code of Ethics for Lazard Asset Management incorporated herein by reference to Exhibit (p) of
                           Post-Effective Amendment No. 20 to the Registration Statement for The Lazard Funds, filed on
                           August 15, 2000, Securities Act File No. 033-40682, Accession No. 0000899681-00-000289.

         (p)(14)           Code of Ethics for Mellon Bank Corporation incorporated herein by reference to Exhibit (p) of
                           Post-Effective Amendment No. 16 to the Registration Statement for Vanguard Quantitative
                           Portfolios, filed on March 24, 2000, Securities Act File No. 033-08553, Accession No.
                           0000932471-00-000398.

         (p)(15)           Code of Ethics for Massachusetts Financial Services incorporated herein by reference to
                           Exhibit 16 of Post-Effective Amendment No. 35 to the Registration Statement for MFS Series
                           Trust I, filed on March 15, 2000, Securities Act File No. 033-07638, Accession No.
                           0000950156-00-000175.

         (p)(16)           Code of Ethics for Putnam Investments incorporated herein by reference to Exhibit 15b of
                           Post-Effective Amendment No. 27 to the Registration Statement for Putnam Funds Trust, filed on May 17, 2000, Securities Act File No. 333-00515, Accession No. 0000928816-00-000234.

         (p)(17)           Code of Ethics for Rowe Price-Fleming incorporated herein by reference to Exhibit (p)(7) of
                           Post-Effective Amendment No. 32 to the Registration Statement for Endeavor Series Trust,
                           filed on August 11, 2000, Securities Act File No. 033-27352, Accession No.
                           0000908737-00-00315.

         (p)(18)           Code of Ethics for SEIX Investment Advisors, Inc. incorporated herein by reference to
                           Exhibit (h14) of Post-Effective Amendment No. 10 to the Registration Statement for Tiff
                           Investment Program, Inc., filed on April 28, 2000, Securities Act File No. 033-73408,
                           Accession No. 000950130-00-002425.

         (p)(19)           Code of Ethics for TCW Funds Management, Inc. incorporated herein by reference to Exhibit
                           (p)(20) of Post-Effective Amendment No. 10 to the Registration Statement for SEI
                           Institutional Managed Trust, filed on July 3, 2000, Securities Act File No. 033-09504,
                           Accession No. 0000912057-00-030741.

         (p)(20)           Code of Ethics for T. Rowe Price Associates, Inc. incorporated herein by reference to
                           Exhibit 15 of Post-Effective Amendment No. 79 to the Registration Statement for T. Rowe
                           Price International Funds, filed on April 28, 2000, Securities Act File No. 002-65539,
                           Accession No. 0000313212-00-000090.

         (p)(21)           Code of Ethics for Wellington Management Company, LLP incorporated herein by reference to Exhibit p.(iii) of Post-Effective Amendment No. 15 to the Registration Statement for
                           Hartford Mutual Funds, Inc., filed on April 28, 2000, Securities Act File No. 333-02381,
                           Accession No. 0000950135-00-002381.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25. INDEMNIFICATION


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

VIA, the investment adviser for the Funds, is wholly owned by the ICMA Retirement Corporation, which is itself a registered investment adviser. The ICMA Retirement Corporation also provides plan administration services to public sector Section 401 qualified retirement plans and public sector Section 457 deferred compensation plans. Girard Miller is President, Chief Executive Officer and an ex-officio member of the Board of Directors of the ICMA Retirement Corporation. Mr. Miller is president of the Fund's principal investment adviser, VIA. Mr. Miller also serves as President of the ICMA Retirement Trust, a principal shareholder in the Vantagepoint Funds. Mr. Miller serves as President, Chief Executive Officer, and Supervisory Principal of ICMA-RC Services, LLC, a wholly-owned broker-dealer subsidiary of the ICMA Retirement Corporation.

Robin L. Wiessmann is a member of the Board of Directors of the ICMA Retirement Corporation.

ITEM 27. PRINCIPAL UNDERWRITER

ICMA-RC Services LLC ("RC Services") serves as distributor and principal underwriter. RC Services does not serve as distributor to any other investment company.

Names and Principal                 Positions and Offices              Positions and Offices
Business Address                    with Underwriter                   with Fund
---------------------               -----------------------            -------------------------
Girard Miller                       President                          President
Paul Breault                        Treasurer                          Treasurer
Paul Gallagher                      Secretary                          Secretary

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documentation required by Section 31(a) of the Investment Company Act of 1940 and the Rules under that Section will be maintained in the physical possession of Registrant, the Registrant's transfer agent, VTA, which has a place of business at 777 North Capital Street, NE, Ste. 600, Washington, DC 20002, and the Registrant's custodian(s).


ITEM 29. MANAGEMENT SERVICES

Reference is made to the discussion in this Statement of Additional Information regarding the ICMA Retirement Corporation, ICMA-RC Services, LLC, and Vantagepoint Transfer Agents, LCC, under the heading "Investment Advisory and Other Services."

ITEM 30. UNDERTAKINGS

         None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 15th day of September, 2000.



                                       THE VANTAGEPOINT FUNDS

                                                    *
                                       ---------------------------------------
                                       Eddie Moore, Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

         Signatures                   Title


               *                      President             September 15, 2000
-------------------------
Girard Miller

               *                      Treasurer             September 15, 2000
-------------------------
Paul Breault

               *                      Trustee               September 15, 2000
-------------------------
George Bissell

               *                      Trustee               September 15, 2000
-------------------------
Robert A. Bowman

               *                      Trustee               September 15, 2000
-------------------------
N. Anthony Calhoun

               *                      Trustee               September 15, 2000
-------------------------
Donna Gilding

               *                      Trustee               September 15, 2000
-------------------------
Arthur Lynch

               *                      Trustee               September 15, 2000
-------------------------
Eddie Moore

               *                      Trustee               September 15, 2000
-------------------------
Robin L. Wiessmann


*By /s/ PAUL F. GALLAGHER
    ------------------------------
    Paul F. Gallagher
    Attorney-in-Fact

                                 EXHIBIT INDEX

         (a)               Agreement and Declaration of Trust of The Vantagepoint Funds (the "Registrant" or the
                           "Trust") incorporated herein by reference to Exhibit (a) of Pre-Effective Amendment No.
                           1 to this Registration Statement, filed on December 22, 1998.

         (b)               By-Laws of Registrant incorporated herein by reference to Exhibit (b) of Pre-Effective
                           Amendment No. 1 to this Registration Statement filed, on December 22, 1998.

         (c)               Not applicable.

         (d)(1)            Master Investment Advisory Agreement between Registrant and Vantagepoint Investment Advisors,
                           LLC ("VIA") incorporated herein by reference to Exhibit (d)(i) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.

         (d)(2)            Sub-Advisory Agreement - First Pacific Advisors, Inc. re: the Aggressive Opportunities Fund
                           incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 4 to the
                           Registration Statement, filed on April 28, 2000.

         (d)(3)            Sub-Advisory Agreement - Massachusetts Financial Services re: the Aggressive Opportunities Fund
                           incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 4 to the
                           Registration Statement, filed on April 28, 2000.

         (d)(4)            Sub-Advisory Agreement - TCW Fund Management re: the Aggressive Opportunities Fund incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(5)            Sub-Advisory agreement - Capital Guardian Trust Company re: the International Fund incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(6)            Sub-Advisory Agreement - Lazard Asset Management re: the International Fund incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 4 to the Registration Statement,
                           filed on April 28, 2000.

         (d)(7)            Sub-Advisory Agreement - Rowe Price-Fleming re: the International Fund incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 4 to the Registration Statement,
                           filed on April 28, 2000.

         (d)(8)            Sub-Advisory Agreement - Barclays Global Fund Advisors re: the Growth Fund to be filed by amendment.

         (d)(9)            Sub-Advisory Agreement - Fidelity Management Trust Company re: the Growth Fund incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(10)           Sub-Advisory Agreement - TCW Funds Management, Inc. re: the Growth Fund incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 4 to the Registration Statement,
                           filed on April 28, 2000.

         (d)(11)           Sub-Advisory Agreement - Tukman Capital Management, Inc. re: the Growth Fund to be filed by amendment.

         (d)(12)           Sub-Advisory Agreement - Brown Capital Management, Inc. re: the Growth Fund to be filed by amendment.

         (d)(13)           Sub-Advisory Agreement - Capital Guardian Trust Company re: the Growth & Income Fund incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(14)           Sub-Advisory Agreement - Putnam Investment Management, Inc. re: the Growth & Income Fund incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(15)           Sub-Advisory Agreement - Wellington Management Company LLP re: the Growth & Income Fund incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(16)           Sub-Advisory Agreement - Barrow, Hanley, Mewhinney & Strauss, Inc. re: the Equity Income Fund
                           incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 4 to the
                           Registration Statement, filed on April 28, 2000.

         (d)(17)           Sub-Advisory Agreement - T. Rowe Price Associates re: the Equity Income Fund incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 4 to the Registration Statement,
                           filed on April 28, 2000.

         (d)(18)           Sub-Advisory Agreement - Wellington Management Company, LLP re: the Equity Income Fund incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(19)           Sub-Advisory Agreement - AVATAR Investors Associates Corp. re: the Asset Allocation Fund incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(20)           Sub-Advisory Agreement - Mellon Capital Management re: the Asset Allocation Fund incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 4 to the Registration Statement,
                           filed on April 28, 2000.

         (d)(21)           Sub-Advisory Agreement - Wilshire Asset Management re: the Asset Allocation Fund incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 4 to the Registration Statement,
                           filed on April 28, 2000.

         (d)(22)           Sub-Advisory Agreement - Payden & Rygel Investment Counsel re: the Asset Allocation Fund incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 4 to the Registration
                           Statement, filed on April 28, 2000.

         (d)(23)           Sub-Advisory Agreement - SEIX Investment Advisor, Inc. re: the U.S. Treasury Securities Fund
                           incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 4 to the
                           Registration Statement, filed on April 28, 2000.


         (d)(24)           Sub-Advisory Agreement - Payden & Rygel Investment Counsel re: the Income Preservation Fund is filed herewith.

         (d)(25)           Sub-Advisory Agreement - Wellington Management Company, LLP re: the Income Preservation Fund is filed herewith.

         (d)(26)           Sub-Advisory Agreement - Pacific Investment Management Company re: the Income Preservation Fund is filed herewith.


         (e)               Distribution Agreement between the Registrant and ICMA RC Services LLC incorporated herein by reference to Exhibit (e) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on
                           February 26, 1999.

         (f)               Not applicable.

         (g)               Custody Agreement between Registrant and Investors Bank & Trust to be filed.

         (h)               Transfer Agency Agreement is incorporated herein by reference to exhibit (h) of Post-Effective
                           Amendment No. 4 to the Registration statement, filed April 28, 2000.

         (i)               Legal Opinion of Morgan, Lewis & Bockius LLP incorporated herein by reference to exhibit (i) of
                           Post-Effective Amendment No. 4 to the Registration statement, filed on April 28, 2000.

         (j)               Not applicable

         (k)               Not applicable.

         (l)               Purchase Agreement incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment
                           No. 3 to this Registration Statement filed on February 26, 1999.

         (n)               Not applicable.

         (o)               Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Pre-Effective Amendment No. 3 to this Registration Statement, filed on February 26, 1999.


         (p)               Insider Trading Policy adopted pursuant to Rule 17j-1 adopted May 18, 2000 is filed herewith.

         (p)(1)            Code of Ethics for Atlanta Capital to be filed by later amendment.

         (p)(2)            Code of Ethics for Brown Capital Management, Inc. to be filed by later amendment.

         (p)(3)            Code of Ethics for Payden & Rygel Investment Counsel to be filed by later amendment.

         (p)(4)            Code of Ethics for Tukman Capital Management, Inc. to be filed by later amendment.

         (p)(5)            Code of Ethics for Wilshire Asset Management to be filed by later amendment.

         (p)(6)            Code of Ethics for AIM Advisors, Inc. incorporated herein by reference to Exhibit o(2)
                           Post-Effective Amendment No. 12 to the Registration Statement for Short Term

                           Investments Co., filed on May 23, 2000, Securities Act File No. 033-66240, Accession No.
                           0000899243-00-001400.

         (p)(7)            Code of Ethics for AVATAR Investors Associates Corporation incorporated herein by reference to Exhibit (p)(iii) of Post-Effective Amendment No. 66 to the
                           Registration Statement for Advisors Series Trust, filed on August 23, 2000,
                           Securities Act File No. 333-17391, Accession No. 0000950147-00-001305.

         (p)(8)            Code of Ethics for Barclays Global Investors, N.A. incorporated herein by reference to Exhibit (p.ii) of Post-Effective Amendment No. 2 to the
                           Registration Statement for iShares Trust, filed on May 12, 2000, Securities Act
                           File No. 333-92935, Accession No. 0000950130-00-002860.

         (p)(9)            Code of Ethics for Barrow, Hanley, Mewhinney & Strauss, Inc. incorporated herein by reference to Exhibit (p)(iii) of Post-Effective Amendment No. 32 to the Registration
                           Statement for American AAdvantage Funds, filed on July 7, 2000, Securities Act No.
                           033-11387, Accession No. 0000950134-00-005545.

         (p)(10)           Code of Ethics for Capital Guardian Trust Company incorporated herein by reference to
                           Exhibit (p)(13) of Post Effective Amendment No. 31 to the Registration Statement for
                           Endeavor Series Trust, filed on June 2, 2000, Securities Act File No. 033-27352,
                           Accession No. 0000908737-00-000195.

         (p)(11)           Code of Ethics for Fidelity Management Trust Company incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 69 to the Registration Statement for
                           Fidelity Commonwealth Trust, filed on April 20, 2000, Securities Act File No.
                           002-52322, Accession No. 0000205323-00-000011.

         (p)(12)           Code of Ethics for First Pacific Advisors, Inc. incorporated herein by reference to
                           Exhibit (p)(2) of Post-Effective Amendment No. 49 to the Registration Statement for FPA
                           Capital Fund, filed on August 1, 2000, Securities Act File No. 002-28157, Accession No.
                           0000912057-00-034043.

         (p)(13)           Code of Ethics for Lazard Asset Management incorporated herein by reference to Exhibit
                           (p) of Post-Effective Amendment No. 20 to the Registration Statement for The Lazard
                           Funds, filed on August 15, 2000, Securities Act File No. 033-40682, Accession No.
                           0000899681-00-000289.

         (p)(14)           Code of Ethics for Mellon Bank Corporation incorporated herein by reference to Exhibit
                           (p) of Post-Effective Amendment No. 16 to the Registration Statement for Vanguard
                           Quantitative Portfolios, filed on March 24, 2000, Securities Act File No. 033-08553,
                           Accession No. 0000932471-00-000398.

         (p)(15)           Code of Ethics for Massachusetts Financial Services incorporated herein by reference to Exhibit 16 of Post-Effective Amendment No. 35 to the Registration Statement for
                           MFS Series Trust I, filed on March 15, 2000, Securities Act File No. 033-07638,
                           Accession No. 0000950156-00-000175.

         (p)(16)           Code of Ethics for Putnam Investments incorporated herein by reference to Exhibit 15b of Post-Effective Amendment No. 27 to the Registration Statement for Putnam Funds
                           Trust, filed on May 17, 2000, Securities Act File No. 333-00515, Accession No.
                           0000928816-00-000234.

         (p)(17)           Code of Ethics for Rowe Price-Fleming incorporated herein by reference to Exhibit
                           (p)(7) of Post-Effective Amendment No. 32 to the Registration Statement for Endeavor
                           Series Trust, filed on August 11, 2000, Securities Act File No. 033-27352, Accession
                           No. 0000908737-00-00315.

         (p)(18)           Code of Ethics for SEIX Investment Advisors, Inc. incorporated herein by reference to
                           Exhibit (h14) of Post-Effective Amendment No. 10 to the Registration Statement for
                           Tiff Investment Program, Inc., filed on April 28, 2000, Securities Act File No.
                           033-73408, Accession No. 000950130-00-002425.

         (p)(19)           Code of Ethics for TCW Funds Management, Inc. incorporated herein by reference to
                           Exhibit (p)(20) of Post-Effective Amendment No. 10 to the

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

                           Registration Statement for SEI Institutional Managed Trust, filed on July
                           3, 2000, Securities Act File No. 033-09504, Accession No. 0000912057-00-030741.

         (p)(20)           Code of Ethics for T. Rowe Price Associates, Inc. incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 79 to the Registration
                           Statement for T. Rowe Price International Funds, filed on April 28, 2000,
                           Securities Act File No. 002-65539, Accession No. 0000313212-00-000090.

         (p)(21)           Code of Ethics for Wellington Management Company, LLP incorporated herein by reference to Exhibit p.(iii) of Post-Effective Amendment No. 15 to the
                           Registration Statement for Hartford Mutual Funds, Inc., filed on April 28,
                           2000, Securities Act File No. 333-02381, Accession No. 0000950135-00-002381.



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